Taxation	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
TAXATION
16.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, form April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. China Auto Market was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

PRC

Generally, the Group’s subsidiaries, which are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax (“EIT”) on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. The Group’s subsidiaries, Shengda Automobile and Shanghai Chengle Network Technology Co., Ltd. were approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning November 2018 and renewing the HNTE in December 2021. The certificate is valid for three years.

According to Taxation [2019] No. 13 which was effective from January 1, 2019 to December 31, 2021 and Taxation [2021] No. 12 which was effective from January 1, 2021 to December 31, 2022, an enterprise is recognized as a small-scale and low-profit enterprise when its taxable income is less than RMB3 million. A small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 2.5% on its taxable income below RMB1 million and another preferential tax rate of 10% on its taxable income between RMB1 million and RMB3 million in 2021 and 2022. According to Taxation [2022] No. 13 which was effective from January 1, 2022 to December 31, 2024, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income between RMB1 million and RMB3 million. According to Taxation [2023] No. 06 which was effective from January 1, 2023 to December 31, 2024, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income below RMB1 million.

Continuing operations:

The income tax provision consisted of the following components:

	For the years ended December 31,
	2021	2022	2023
Current income tax expenses	$2,062	$2,182	$1,871
Deferred income tax (benefit) expense	(1,124)	(1,951)	701
Total income tax expense	$938	$231	$2,572

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended December 31,
	2021	2022	2023
Income (Loss) before income tax expense	$10,530	$(10,674)	$(15,007)
Computed income tax expense (benefit) with statutory tax rate	2,632	(2,669)	(3,752)
Additional deduction for research and development expenses	(509)	(635)	(546)
Tax effect of preferred tax rate	(1,389)	1,050	2,264
Tax effect of favorable tax rates on small-scale and low-profit entities	(93)	123	(92)
Tax effect of tax relief	(9)	(7)	(2)
Tax effect of non-deductible items	71	26	77
Tax effect due to the disposal of Shengda Group	-	(3,580)	-
Tax effect of expired tax attribute carryforwards	-	-	165
Tax effect of deferred tax effect of tax rate change	-	129	(40)
Changes in valuation allowance	235	5,794	4,498
Income tax expense	$938	$231	$2,572

As of December 31, 2022 and 2023, the significant components of the deferred tax assets are summarized below:

	December 31,
	2022	2023
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,353	$5,727
Temporary difference in research and development costs	3,738	3,187
Accrued expense	-	402
Net operating loss carried forward	7,676	10,841
Share-based compensation	78	76
Allowance for doubtful accounts	3,802	3,585
Total deferred tax assets	20,647	23,818
Valuation allowance	(7,577)	(11,820)
Deferred tax assets, net of valuation allowance	$13,070	$11,998

Changes in valuation allowance are as follows:

	December 31,
	2022	2023
Balance at the beginning of the year	$2,314	$7,577
Additions	5,436	4,459
Foreign currency translation adjustments	(173)	(216)
Balance at the end of the year	$7,577	$11,820

As of December 31, 2022 and 2023, the Group had net operating loss carryforwards of approximately $32,266 and $45,196, respectively, which arose from the Group’s subsidiaries in the PRC. As of December 31, 2022 and 2023, deferred tax assets from the net operating loss carryforwards amounted to $7,676 and $10,841, respectively, and the Group has recorded valuation allowances of $7,577 and $11,820 as of December 31, 2022 and 2023, respectively. Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years.

As of December 31, 2023, net operating loss carryforwards will expire, if unused, in the following amounts:

2024	$2,243
2025	5,407
2026	5,309
2027	17,708
2028	14,529
Total	$45,196